Significant Accounting Policies and Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Significant Accounting Policies and Basis of Preparation [Abstract]
Schedule of Right-Of-Use Assets and Lease Liabilities

As at January 1, 2019, the Company recognized $934,659 in right-of-use assets and $884,987 in lease liabilities as summarized below.

$
Minimum lease payments under operating leases as of December 31, 2018	657,466
Assumed exercise of renewal of office lease in April 2020	460,050
Effect from discounting at the incremental borrowing rate as of January 1, 2019	(232,529)

Lease liabilities recognized as of January 1, 2019	884,987
Prepaid lease payments	49,672

Right-of-use assets recognized as of January 1, 2019	934,659

Schedule of Depreciation Rates Applicable

Depreciation is calculated using a straight-line or a declining balance method to write off the cost of the assets. The depreciation rates applicable to each category of property and equipment are as follows:

Asset	Basis	Period and Rate
Computers	Declining-balance	55%
Leasehold Improvements	Straight-line	Remaining lease term